Major maintenance provision	12 Months Ended
Dec. 31, 2024
Major maintenance provision.
Major maintenance provision

16.          Major maintenance provision

The Company has an obligation to perform major maintenance activities in its airports. The provision is recognized as accrued at an amount that represents the best estimate of the present value of future disbursements required to settle the obligation, at the date of the accompanying consolidated financial statements at a discount rate at a rate of 10.04% as of December 31, 2022. Beginning in 2023, a vector of discount rates ranging from 10.99% to 8.95% is used, covering the years from 2023 to 2035.

As of December 31, 2024, 2023 and 2022, the composition and changes of the Company’s major maintenance provision was as follows:

	December 31,							December 31, 2024
	2023		Additions			Disbursements		Short-term		Long-term
Major maintenance of concessioned assets	Ps.	2,119,281	Ps.	389,112	(1)	Ps.	(224,230)	Ps.	555,498	Ps.	1,728,665

	December 31,							December 31, 2023
	2022		Additions			Disbursements		Short-term		Long-term
Major maintenance of concessioned assets	Ps.	1,990,718	Ps.	550,085	(1)	Ps.	(421,522)	Ps.	629,683	Ps.	1,489,598

	December 31,							December 31, 2022
	2021		Additions			Disbursements		Short-term		Long-term
Major maintenance of concessioned assets	Ps.	1,741,733	Ps.	646,948	(1)	Ps.	(397,963)	Ps.	949,197	Ps.	1,041,521
(1)

Includes Ps.160,440, Ps.201,688 and Ps.174,871, recognized as interest cost in the consolidated statement of income and other comprehensive income, for the unwinding effect of the present value calculation as of December 31, 2024, 2023 and 2022, respectively.

The provision for major maintenance as of December 31, 2024, reflects the update of such provision as a result of the approval in December 2020 of the Master Development Program for the period 2021-2025.